ACCOUNTS RECEIVABLE, NET - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 29, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 44,893,310		$ 50,568,698
Write-off of trade receivable	200,000		200,000
Allowance for expected credit losses	4,068,315		3,992,922
Grant trade debtors a credit period (in days)		90 days
Accounts receivable, net	$ 40,824,995		$ 46,575,776
Asset Pledged as Collateral | China CITIC Bank
ACCOUNTS RECEIVABLE, NET
Accounts receivable, net				$ 4,400,000
Minimum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	30 days	30 days
Maximum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	180 days	90 days